Share Based Award Plan - Additional Information (Detail) (Parent Company) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended														12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 2008 Plan	Dec. 31, 2013 Restricted Stock USD ($)	Dec. 31, 2013 Restricted Stock CNY	Dec. 31, 2012 Restricted Stock CNY	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2013 Restricted Stock Minimum	Dec. 31, 2013 Restricted Stock Maximum	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2013 Stock Options CNY	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2013 Employee Holding No More Than Ten Percent Voting Power Maximum	Dec. 31, 2013 Employee Holding More Than Ten Percent Voting Power Minimum	Dec. 31, 2013 Employee Holding More Than Ten Percent Voting Power Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved ordinary shares for issuance under share-based awards plan		3,428,777
Maximum contractual term of share-based awards granted															10 years		5 years
Percentage of voting power	10.00%
Percentage of the fair market value of the entity's ordinary shares																110.00%
Shares vesting term (in years)							2 years	4 years
Total intrinsic value of options exercised									$ 18.87	114.21		200.91		275.86
Unrecognized share-based compensation cost			107.86	652.94					59.02	357.31
A weighted-average vesting period over which the deferred cost is expected to be recognized (in years)			2 years 9 months 29 days	2 years 9 months 29 days					2 years 10 months 24 days	2 years 10 months 24 days
The weighted-average grant-date fair value of options granted during respective years									$ 419.80		$ 323.00		$ 432.68
Total fair value of shares vested during respective years, restricted shares			$ 40.84	247.24	128.70	198.77